WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 75.6%
COMMUNICATION SERVICES - 14.3%
Diversified Telecommunication Services - 3.8%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,000,000		$910,490	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	690,000		596,495	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	810,000		848,637	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	250,000		224,400	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,580,000		1,419,851	(a)
Level 3 Financing Inc., Senior Notes	3.625%	1/15/29	1,160,000		1,017,065	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	850,000		839,681	(a)

Total Diversified Telecommunication Services					5,856,619

Interactive Media & Services - 0.6%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	490,000		439,040	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	500,000		448,350	(a)

Total Interactive Media & Services					887,390

Media - 7.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,400,000		1,315,996	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	170,000		154,495	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,480,000		2,271,928
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	830,000		722,100	(a)
Directv Financing LLC/Directv Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	510,000		502,388	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	280,000		279,682
DISH DBS Corp., Senior Notes	7.750%	7/1/26	590,000		586,900
DISH DBS Corp., Senior Notes	5.125%	6/1/29	530,000		452,037
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,040,000		986,050	(a)
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	700,000		656,390	(a)
United Group BV, Senior Secured Notes	5.250%	2/1/30	150,000	EUR	155,675	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	900,000		894,695	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,920,000		1,798,128	(a)

Total Media					10,776,464

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report	1

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 2.8%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	570,000		$575,626	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	1,360,000		1,212,746	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	630,000		529,011	(a)
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	1,650,000		1,508,257
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	510,000		481,437	(a)

Total Wireless Telecommunication Services					4,307,077

TOTAL COMMUNICATION SERVICES					21,827,550

CONSUMER DISCRETIONARY - 23.3%
Auto Components - 1.8%
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,110,000		1,042,701
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,690,000		1,720,276	(a)

Total Auto Components					2,762,977

Automobiles - 3.5%
Ford Motor Co., Senior Notes	3.250%	2/12/32	2,880,000		2,577,053
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	230,000		234,151
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	500,000		489,345
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	400,000		379,694
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,800,000		1,630,611

Total Automobiles					5,310,854

Diversified Consumer Services - 2.2%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,050,000	EUR	1,094,610	(b)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,320,000		1,231,936	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	460,000		456,309	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	690,000		560,049	(a)

Total Diversified Consumer Services					3,342,904

Hotels, Restaurants & Leisure - 12.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	460,000		425,362	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	790,000		754,450	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	1,100,000		1,038,037	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,000,000	EUR	806,003
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	480,000		392,134	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	400,000		367,309
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.669%)	3.119%	7/16/35	853,000	GBP	901,227	(b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	980,000		835,450	(a)

See Notes to Schedule of Investments.

2	Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
MGM China Holdings Ltd., Senior Notes	4.750%	2/1/27	870,000		$767,105	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	520,000		484,624	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	500,000		486,608	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	740,000		706,452	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,020,000	GBP	2,497,012	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	790,000	GBP	983,300	(b)
Sands China Ltd., Senior Notes	5.400%	8/8/28	500,000		492,610
Sands China Ltd., Senior Notes	3.100%	3/8/29	200,000		171,000	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	730,000		598,600	(a)
TUI Cruises GmbH, Senior Notes	6.500%	5/15/26	250,000	EUR	262,734	(b)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,030,000		949,598	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	200,000		222,603	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	320,000		292,700	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,460,000		1,360,924	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	760,000	GBP	941,057	(a)
Wyndham Hotels & Resorts Inc., Senior Notes	4.375%	8/15/28	140,000		134,912	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	530,000		459,481	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	780,000		679,091	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	890,000		756,015	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	600,000		623,667	(a)

Total Hotels, Restaurants & Leisure					19,390,065

Household Durables - 0.3%
TopBuild Corp., Senior Notes	3.625%	3/15/29	440,000		400,745	(a)

Internet & Direct Marketing Retail - 1.3%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,360,000		2,061,956

Multiline Retail - 0.3%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	400,000	GBP	515,357	(b)

Specialty Retail - 1.2%
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	760,000		698,729	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	310,000		296,050	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	130,000	EUR	143,561	(a)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report	3

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	360,000	EUR	$396,989	(a)(c)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	250,000	EUR	275,687	(b)(c)

Total Specialty Retail					1,811,016

TOTAL CONSUMER DISCRETIONARY					35,595,874

CONSUMER STAPLES - 1.1%
Beverages - 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	740,000		737,358	(a)

Food & Staples Retailing - 0.1%
Bellis Acquisition Co. PLC, Senior Secured Notes	4.500%	2/16/26	170,000	GBP	214,615	(a)

Food Products - 0.5%
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	560,000		710,377	(a)

TOTAL CONSUMER STAPLES					1,662,350

ENERGY - 13.5%
Energy Equipment & Services - 0.2%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	370,000		354,493	(a)

Oil, Gas & Consumable Fuels - 13.3%
Apache Corp., Senior Notes	5.100%	9/1/40	250,000		252,371
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	220,000		221,018
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	130,000		128,089	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,120,000		1,093,400	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,090,000		1,065,475	(c)(d)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	150,000		156,914	(a)
EQT Corp., Senior Notes	3.125%	5/15/26	160,000		155,589	(a)

See Notes to Schedule of Investments.

4	Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQT Corp., Senior Notes	3.900%	10/1/27	1,820,000	$1,817,416
EQT Corp., Senior Notes	5.000%	1/15/29	460,000	475,442
EQT Corp., Senior Notes	3.625%	5/15/31	150,000	143,476	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	270,000	274,227	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	610,000	626,034	(a)
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	270,000	310,163
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	500,000	563,278
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	2,350,000	2,445,786
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	338,360
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000	1,346,062	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,850,000	1,661,485
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,350,000	1,158,381
Qatar Energy, Senior Notes	2.250%	7/12/31	700,000	645,732	(a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	560,000	614,499
Range Resources Corp., Senior Notes	4.750%	2/15/30	670,000	666,449	(a)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	370,000	370,054
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,110,000	1,011,315	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	480,000	488,064	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	620,000	636,281
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	400,000	413,586
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	30,000	29,905
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	90,000	89,037
YPF SA, Senior Notes	8.500%	7/28/25	200,000	171,343	(a)
YPF SA, Senior Notes	6.950%	7/21/27	690,000	517,679	(a)
YPF SA, Senior Secured Notes, Step bond (4.000% to 2/12/23 then 9.000%)	4.000%	2/12/26	419,400	376,042	(a)

Total Oil, Gas & Consumable Fuels				20,262,952

TOTAL ENERGY				20,617,445

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report	5

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 5.1%
Banks - 2.0%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	780,000		$720,720	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000		402,642	(a)(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	970,000		917,266	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	370,000		327,671	(a)(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	160,000		166,741
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	560,000		551,285	(a)

Total Banks					3,086,325

Capital Markets - 2.0%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,870,000		1,686,927	(a)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	430,000		367,411	(a)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	500,000		505,700	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	450,000		457,988	(a)(c)(d)

Total Capital Markets					3,018,026

Diversified Financial Services - 1.1%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,562,198		1,421,288	(a)(e)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	300,000		291,000	(b)

Total Diversified Financial Services					1,712,288

TOTAL FINANCIALS					7,816,639

HEALTH CARE - 4.8%
Health Care Technology - 0.2%
Minerva Merger Sub Inc., Senior Notes	6.500%	2/15/30	300,000		291,414	(a)

Pharmaceuticals - 4.6%
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	280,000		282,113	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	560,000		542,889	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	360,000	GBP	442,766	(a)

See Notes to Schedule of Investments.

6	Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - (continued)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	250,000		$228,426	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	5,570,000		5,053,104
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	470,000		451,764

Total Pharmaceuticals					7,001,062

TOTAL HEALTH CARE					7,292,476

INDUSTRIALS - 7.9%
Aerospace & Defense - 0.4%
BWX Technologies Inc., Senior Notes	4.125%	6/30/28	590,000		569,043	(a)

Airlines - 2.8%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	590,000		641,389
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	870,000		932,583	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,038,000		1,107,276	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,770,000		1,685,438	(a)

Total Airlines					4,366,686

Building Products - 0.2%
Ideal Standard International SA, Senior Secured Notes	6.375%	7/30/26	360,000	EUR	333,252	(a)

Commercial Services & Supplies - 1.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,170,000		1,095,178	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	930,000		959,528
CoreCivic Inc., Senior Notes	4.750%	10/15/27	490,000		427,993

Total Commercial Services & Supplies					2,482,699

Electrical Equipment - 0.5%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	810,000		776,344	(a)

Machinery - 1.3%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	710,000		668,252	(a)
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	200,000	EUR	189,145	(b)
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	1,020,000	EUR	1,116,765	(a)

Total Machinery					1,974,162

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report	7

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Trading Companies & Distributors - 1.1%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	780,000		$758,960	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	940,000		882,420	(a)

Total Trading Companies & Distributors					1,641,380

TOTAL INDUSTRIALS					12,143,566

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	320,000		294,685	(a)
CDW LLC/CDW Finance Corp., Senior Notes	3.250%	2/15/29	60,000		55,204
IPD 3 BV, Senior Secured Notes	5.500%	12/1/25	100,000	EUR	110,911	(a)

TOTAL INFORMATION TECHNOLOGY					460,800

MATERIALS - 3.7%
Chemicals - 1.4%
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	130,000	EUR	135,604	(a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	1,390,000		1,295,897	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000		711,018

Total Chemicals					2,142,519

Containers & Packaging - 2.1%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	600,000		549,714	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,000,000		925,505	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	830,000		745,340
Ball Corp., Senior Notes	3.125%	9/15/31	430,000		385,237
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	110,000		110,014	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	570,000		582,084

Total Containers & Packaging					3,297,894

Metals & Mining - 0.2%
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	300,000		314,565	(a)

TOTAL MATERIALS					5,754,978

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	590,000		506,370

See Notes to Schedule of Investments.

8	Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 0.5%
China Aoyuan Group Ltd., Senior Secured Notes	8.500%	1/23/22	400,000	$63,000	*(b)(f)
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	850,000	133,875	*(b)(g)
China SCE Group Holdings Ltd., Senior Secured Notes	6.000%	2/4/26	650,000	315,250	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/4/23	200,000	30,120	*(b)(g)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	900,000	137,250	(b)

Total Real Estate Management & Development				679,495

TOTAL REAL ESTATE				1,185,865

UTILITIES - 0.8%
Electric Utilities - 0.1%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	230,000	202,170	(a)

Gas Utilities - 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	730,000	685,360	(a)

Independent Power and Renewable Electricity Producers - 0.2%
Cikarang Listrindo Tbk PT, Senior Notes	4.950%	9/14/26	350,000	347,300	(a)

TOTAL UTILITIES				1,234,830

TOTAL CORPORATE BONDS & NOTES (Cost - $122,375,459)				115,592,373

SOVEREIGN BONDS - 14.3%
Angola - 0.3%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000	408,922	(a)

Argentina - 1.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	193,002	66,406
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	523,917	176,827
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	2,309,180	706,979
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	2,028,278	871,673	(a)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report	9

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Argentina - (continued)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	350,000	$274,505	(b)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	390,000	259,354	(a)

Total Argentina				2,355,744

Bahamas - 0.2%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	300,000	245,853	(a)

Bahrain - 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000	446,167	(a)

Colombia - 0.4%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	770,000	653,345

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000	346,504	(a)

Dominican Republic - 1.3%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	480,000	475,200	(a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	410,000	377,204	(a)
Dominican Republic International Bond, Senior Notes	6.000%	2/22/33	540,000	529,071	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	596,256	(a)

Total Dominican Republic				1,977,731

Ecuador - 0.8%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,270,000	709,625	(a)
Ecuador Government International Bond, Senior Notes, Step bond (1.000% to 7/31/22 then 2.500%)	1.000%	7/31/35	800,000	525,208	(a)

Total Ecuador				1,234,833

See Notes to Schedule of Investments.

10	Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.7%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000		$215,661	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000		279,238	(b)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000		638,349	(a)

Total Egypt					1,133,248

Ghana - 0.5%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	290,000		307,501	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	730,000		529,159	(a)

Total Ghana					836,660

Indonesia - 0.9%
Indonesia Treasury Bond	7.000%	5/15/22	18,765,000,000	IDR	1,313,321

Ivory Coast - 0.8%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	131,389		129,328	(b)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,050,000		1,019,993	(a)

Total Ivory Coast					1,149,321

Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	300,000		290,043	(a)

Mexico - 1.8%
Mexican Bonos, Senior Notes	7.750%	11/23/34	22,020,000	MXN	1,059,329
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,140,000	MXN	381,774
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	440,000		401,808
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	980,000		913,350

Total Mexico					2,756,261

Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000		247,962	(b)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		190,077	(a)

Total Nigeria					438,039

Oman - 0.5%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	800,000		827,576	(a)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report	11

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paraguay - 0.8%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	1,340,000		$1,190,925	(a)

Peru - 0.5%
Peruvian Government International Bond, Senior Notes	1.862%	12/1/32	870,000		745,547

Russia - 0.1%
Russian Federal Bond - OFZ	8.150%	2/3/27	34,070,000	RUB	20,966	*(g)
Russian Federal Bond - OFZ	7.050%	1/19/28	88,573,000	RUB	54,506	*(g)
Russian Federal Bond - OFZ	6.900%	5/23/29	98,650,000	RUB	60,708	*(g)

Total Russia					136,180

Senegal - 0.3%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	460,000		398,631	(a)

South Africa - 0.2%
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000		332,745

Turkey - 1.5%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	1,920,000		1,733,789
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	700,000		633,177

Total Turkey					2,366,966

Ukraine - 0.2%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/26	200,000		87,030	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	600,000		254,697	(a)

Total Ukraine					341,727

TOTAL SOVEREIGN BONDS (Cost - $26,916,444)					21,926,289

SENIOR LOANS - 3.0%
COMMUNICATION SERVICES - 1.2%
Media - 1.2%
DIRECTV Financing LLC, Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	8/2/27	1,766,750		1,767,094	(c)(h)(i)

See Notes to Schedule of Investments.

12	Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 1.8%
Airlines - 1.8%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	380,000	$393,418	(c)(h)(i)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	470,000	489,256	(c)(h)(i)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	1,970,000	1,950,162	(c)(h)(i)

TOTAL INDUSTRIALS				2,832,836

TOTAL SENIOR LOANS (Cost - $4,581,988)				4,599,930

CONVERTIBLE BONDS & NOTES - 1.3%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,320,000	1,190,640

INDUSTRIALS - 0.5%
Airlines - 0.5%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	930,000	838,860

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,114,449)				2,029,500

ASSET-BACKED SECURITIES - 0.4%
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost - $592,077)	5.921%	10/15/31	600,000	576,771	(a)(c)

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Targa Resources Corp., Non Voting Shares (Cost - $399,000)	9.500%		380	410,221

			FACE AMOUNT†
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
U.S. Government Obligations - 0.1%
U.S. Treasury Notes (Cost - $174,652)	0.750%	4/30/26	175,000	163,027

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $6,358)		5/28/28	6,640	1,527	*

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report	13

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY		SHARES	VALUE
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $613,437)		75,024,286	$0	*(j)(k)(l)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $157,773,864)			145,299,638

	RATE
SHORT-TERM INVESTMENTS - 2.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $3,183,548)	0.195%	3,183,548	3,183,548	(m)

TOTAL INVESTMENTS - 97.1% (Cost - $160,957,412)			148,483,186
Other Assets in Excess of Liabilities - 2.9%			4,362,015

TOTAL NET ASSETS - 100.0%			$152,845,201

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The maturity principal is currently in default as of March 31, 2022.

(g)	The coupon payment on this security is currently in default as of March 31, 2022.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Value is less than $1.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2022, the total market value of investments in Affiliated Companies was $3,183,548 and the cost was $3,183,548 (Note 2).

See Notes to Schedule of Investments.

14	Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Abbreviation(s) used in this schedule:

EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

At March 31, 2022, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
Euro	27	6/22	$3,707,691	$3,745,913	$(38,222)

At March 31, 2022, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	350,000	USD	384,913	Citibank N.A.	4/19/22	$2,489
MXN	495,546	USD	23,641	Citibank N.A.	4/19/22	1,190
USD	1,608,426	EUR	1,421,172	Citibank N.A.	4/19/22	35,388
USD	229,014	GBP	170,000	Goldman Sachs Group Inc.	4/19/22	5,723
USD	6,207,846	GBP	4,578,554	Goldman Sachs Group Inc.	4/19/22	194,012
EUR	5,000	USD	5,708	JPMorgan Chase & Co.	4/19/22	(174)
EUR	270,000	USD	309,080	Morgan Stanley & Co. Inc.	4/19/22	(10,228)
USD	673,270	EUR	600,000	Morgan Stanley & Co. Inc.	4/19/22	9,154

Total						$237,554

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2022 Quarterly Report	15

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

16

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

17

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$115,592,373	—		$115,592,373
Sovereign Bonds	—	21,926,289	—		21,926,289
Senior Loans	—	4,599,930	—		4,599,930
Convertible Bonds & Notes	—	2,029,500	—		2,029,500
Asset-Backed Securities	—	576,771	—		576,771
Convertible Preferred Stocks	—	410,221	—		410,221
U.S. Government & Agency Obligations	—	163,027	—		163,027
Warrants	$1,527	—	—		1,527
Common Stocks	—	—	$0	*	0	*

Total Long-Term Investments	1,527	145,298,111	0	*	145,299,638

Short-Term Investments†	3,183,548	—	—		3,183,548

Total Investments	$3,185,075	$145,298,111	$0	*	$148,483,186

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$247,956	—		$247,956

Total	$3,185,075	$145,546,067	$0	*	$148,731,142

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts††	$38,222	—	—		$38,222
Forward Foreign Currency Contracts††	—	$10,402	—		10,402

Total	$38,222	$10,402	—		$48,624

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

18

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,336,511	$13,358,587	13,358,587	$12,511,550	12,511,550

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$266	—	$3,183,548

19